Goldman Sachs Core Fixed Income Fund Investment Objectives and Goals - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Core Fixed Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Core Fixed Income Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Core Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income.